Derivatives, Hedges, Financial Instruments and Carbon Credits (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following details our assets and liabilities associated with continuing operations that are measured at fair value on a recurring basis at December 31, 2015 and 2014:

		Fair Value Measurements at December 31, 2015 Using
Description	Total Fair Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value at December 31, 2014
	(In Thousands)
Assets - Supplies, prepaid items and other:
Commodities contracts (1)	$195	$—	$195	$—	$—
Carbon credits	1,154	—	—	1,154	2,779
Total	$1,349	$—	$195	$1,154	$2,779

Liabilities - Current and noncurrent accrued and other liabilities:
Commodities contracts (1)	$202	$—	$202	$—	$2,169
Contractual obligations - carbon credits	1,154	—	—	1,154	2,779
Embedded derivative	3,308	—	3,308	—	—
Interest rate contracts	126	—	126	—	671
Foreign exchange contracts	6	—	6	—	44
Total	$4,796	$—	$3,642	$1,154	$5,663

(1)

The $195,000 is subject to an agreement that allows net settlement of contracts; however, we have chosen to present the fair values of our commodities contracts under master netting agreements using a gross fair value presentation.

Reconciliation of Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis

the following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Assets			Liabilities
	2015	2014	2013	2015	2014	2013
	(In Thousands)
Beginning balance	$2,779	$1,284	$91	$(2,779)	$(1,284)	$(91)
Transfers into Level 3	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—

Total realized and unrealized gains (losses) included in continuing operating results	2,351	3,089	1,233	(1,447)	(2,799)	(1,233)
Purchases	—	—	—	—	—	—
Issuances	—	—	—	—	—	—
Sales	(3,976)	(1,594)	(40)	—	—	—
Settlements	—	—	—	3,072	1,304	40
Ending balance	$1,154	$2,779	$1,284	$(1,154)	$(2,779)	$(1,284)

Total gains (losses) for the period included in continuing operating results attributed to the change in unrealized gains or losses on assets and liabilities still held at the reporting date	$1,143	$2,110	$1,193	$(1,143)	$(2,110)	$(1,193)

Net Gains (Losses) Included in Continuing Operating Results and Statement of Operations Classifications

Net gains (losses) included in continuing operating results and the statement of operations classifications are as follows:

	2015	2014	2013
	(In Thousands)
Total net gains (losses) included in continuing operating results:
Cost of sales - Undesignated commodities contracts	$(3,376)	$(947)	$31
Cost of sales - Undesignated foreign exchange contracts	(72)	(49)	—
Other income - Carbon credits	3,663	3,089	1,233
Other expense - Contractual obligations relating to carbon credits	(2,759)	(2,799)	(1,233)
Non-operating other expense - embedded derivative	(520)	—	—
Interest expense - Undesignated interest rate contracts	(47)	(71)	(33)
Total net losses included in continuing operating results	$(3,111)	$(777)	$(2)

Schedule of Carrying Values and Estimated Fair Values of Financial Instruments

12.  Derivatives, Hedges, Financial Instruments and Carbon Credits (continued)

At December 31, 2015 and 2014, we did not have any financial instruments with fair values significantly different from their carrying amounts (which excludes issuance costs, if applicable), except for the 7.75% Senior Secured Notes as shown below.

	2015		2014
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In Thousands)
7.75% Senior Secured Notes (1)	$425	$355	$425	$442

(1)	Based on a quoted price of 83.65 at December 31, 2015 and 104 at December 31, 2014.